Government funding (Tables)	12 Months Ended
Oct. 31, 2022
Government Grants [Abstract]
Summary of government grants
The Company has received government grants and investment tax credits from the Government of Canada and the Government of Ontario for research and development activities, as set forth below:

For the years ended October 31,	2022	2021	2020
Research and development expenses, gross	$1.7	$2.7	$2.8
Less: Government grants	—	—	(2.0)
Research and development expenses, net	$1.7	$2.7	$0.8